Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521
1933 Act Rule 485(a)(2)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

April 15, 2011

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 27 (the “Amendment”) to the Registration Statement on Form N-1A of Scout Funds (the “Trust”).  The purpose of this Amendment is to register shares of the Scout Global Equity Fund (the “Fund”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information of the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.